INVESTMENTS - Net Investment Income (loss) (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Offsetting Liabilities [Line Items]
Gross investment income (loss)					$ 3,154	$ 2,744	$ 2,589
Investment expenses	$ (13)	$ (12)	$ (51)	$ (41)	(72)	(79)	(139)
Net Investment Income (Loss)					3,082	2,665	2,450
Fixed Maturities
Offsetting Liabilities [Line Items]
Gross investment income (loss)					1,629	1,723	1,717
Mortgage
Offsetting Liabilities [Line Items]
Gross investment income (loss)					454	397	339
Private Real Estate Investment Trust
Offsetting Liabilities [Line Items]
Gross investment income (loss)					2	19	164
Equity securities
Offsetting Liabilities [Line Items]
Gross investment income (loss)					186	168	84
Policy Loans
Offsetting Liabilities [Line Items]
Gross investment income (loss)					221	225	228
Repurchase Agreements
Offsetting Liabilities [Line Items]
Gross investment income (loss)						1	1
Trading Securities
Offsetting Liabilities [Line Items]
Gross investment income (loss)					553	144	21
Other Investment Income
Offsetting Liabilities [Line Items]
Gross investment income (loss)					$ 109	$ 67	$ 35